FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recognized during the year:
Realized gain / (loss)	$ (51)	$ (94)	$ 8
Unrealized gain / (loss)	(451)	84	(1,858)
Total gain / (loss), before tax recognised during the period and disclosed in the Statement of Comprehensive Income	(502)	(10)	(1,850)
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)	(1,665)	(1,165)	(1,287)
of which: debt issued designated at fair value	(1,681)	(1,188)	(1,297)
of which: other financial liabilities designated at fair value	$ 16	$ 23	$ 10